Summary Of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Subsidiaries
2)	The detail information of the subsidiaries was as follows:

Name of Investor	Name of Investee	Main Businesses	Establishment and Operating Location	Percentage of Ownership (%)
				December 31
				2023	2024

The Company	ASE	Engaged in the packaging and testing of semiconductors	R.O.C.	100.0	100.0
	USI Inc. (“USIINC”)	Holding company	R.O.C.	100.0	100.0
	SPIL	Engaged in the assembly, testing and turnkey services of integrated circuit	R.O.C.	100.0	100.0
	ASE Social Enterprise Co., Ltd.	Engaged in social services	R.O.C.	100.0	100.0
	ASE Global Integrated Solutions Co., Ltd.	Engaged in integration-relevant services	R.O.C.	100.0	100.0
ASE	A.S.E. Holding Limited	Holding company	Bermuda	100.0	100.0
	J & R Holding Limited (“J&R Holding”)	Holding company	Bermuda	100.0	100.0
	Innosource Limited	Holding company	British Virgin Islands	100.0	100.0
	Omniquest Industrial Limited	Holding company	British Virgin Islands	71.0	71.0
	ASE Marketing & Service Japan Co., Ltd.	Engaged in marketing and sales services	Japan	100.0	100.0
	ASE Test, Inc. (“ASET”)	Engaged in the testing of semiconductors	R.O.C.	100.0	100.0
	Advanced Microelectronic Products Inc. (“AMPI”)	Engaged in the manufacturing of integrated circuit	R.O.C.	7.6	6.9
	ASE Singapore Pte. Ltd.	Engaged in the packaging and testing of semiconductors	Singapore	100.0	100.0

Name of Investor	Name of Investee	Main Businesses	Establishment and Operating Location	Percentage of Ownership (%)
				December 31
				2023	2024

	ASE Electronics (M) Sdn. Bhd.	Engaged in the packaging and testing of semiconductors	Malaysia	100.0	100.0
	ASEP Cayman Ltd. (“ASEPCAYMAN”)	Engaged in the packaging and testing of semiconductors, and was acquired in August 2024 (Note 29)	British Cayman Islands	-	100.0
ASET	Alto Enterprises Limited	Holding company	British Virgin Islands	100.0	100.0
	Super Zone Holdings Limited	Holding company	Hong Kong	100.0	100.0
	TLJ Intertech Inc.	Engaged in information software services	R.O.C.	60.0	60.0
	AMPI	Engaged in the manufacturing of integrated circuit	R.O.C.	43.4	48.9
A.S.E. Holding Limited	ASE Investment (Labuan) Inc.	Holding company	Malaysia	70.1	70.1
	ASE Test Limited (“ASE Test”)	Holding company	Singapore	10.2	10.2
	ASE Technology Partners, Limited	Liquidation completed in March 2024	British Cayman Islands	100.0	-
	Integrated Solutions Enterprise Europe	Trading company	Belgium	100.0	100.0
J&R Holding	ASE Test	Holding company	Singapore	89.8	89.8
	Omniquest Industrial Limited	Holding company	British Virgin Islands	8.4	8.4
	J&R Industrial Inc.	Engaged in leasing and investing activity	R.O.C.	100.0	100.0
	ASE Japan Co., Ltd.	Engaged in the packaging and testing of semiconductors	Japan	100.0	100.0
	ASE (U.S.) Inc.	After-sales service and sales support	U.S.A.	100.0	100.0
	Global Advanced Packaging Technology Limited	Holding company	British Cayman Islands	100.0	100.0
Innosource Limited	Omniquest Industrial Limited	Holding company	British Virgin Islands	20.6	20.6
	ASE (Shanghai) Inc. (“ASEMTL”)	Engaged in the production of substrates	Shanghai, China	8.5	8.5
	ASE Enterprise Management (Shanghai) Inc. (“ASEEMSH”)	Engaged in the leasing of properties and buildings, and was spun off from ASEMTL in November 2023	Shanghai, China	8.5	8.5
Omniquest Industrial Limited	ASE Corporation	Holding company	British Cayman Islands	100.0	100.0
Alto Enterprises Limited	ASE Investment (Kun Shan) Limited	Holding company	Kun Shan, China	100.0	100.0
Super Zone Holdings Limited	Advanced Semiconductor Engineering (China) Ltd.	Engaged in the packaging and testing of semiconductors, after-sale services, advisory and lease of factory	Shanghai, China	100.0	100.0
ASE Investment (Labuan) Inc.	ASE (Korea) Inc.	Engaged in the packaging and testing of semiconductors	Korea	100.0	100.0
ASE (Korea) Inc.	ASE Cheonan, Inc. (“CHE”)	Engaged in the packaging and testing of semiconductors, and was acquired in August 2024 (Note 29)	Korea	-	100.0
ASE Technology Partners, Limited	ASE Technology Acquisition Corporation	Liquidation completed in March 2024	British Cayman Islands	100.0	-
ASE Test	ASE Test Holdings, Ltd.	Holding company	British Cayman Islands	100.0	100.0
	ASE Holdings (Singapore) Pte Ltd	Holding company (merged by ASE Test in July 2024)	Singapore	100.0	-
	ASE Investment (Labuan) Inc.	Holding company	Malaysia	29.9	29.9
ASE Test Holdings, Ltd.	ISE Labs, Inc.	Engaged in the testing of semiconductors	U.S.A.	100.0	100.0
ISE Labs, Inc.	ISE Services, Inc.	Engaged in turnkey services of semiconductors	U.S.A.	100.0	100.0
Global Advanced Packaging Technology Limited	ASE Assembly & Test (Shanghai) Limited (“ASESH”)	Engaged in the packaging and testing of semiconductors and leasing of properties	Shanghai, China	100.0	100.0
ASESH	Wuxi Tongzhi Microelectronics Co., Ltd.	Engaged in the packaging and testing of semiconductors	Wuxi, China	100.0	100.0
	ISE Labs, China, Ltd.	Engaged in the testing of semiconductor	Shanghai, China	100.0	100.0
	Shanghai Ding Hui Real Estate Development Co., Ltd. (“DH”)	Engaged in the development, construction and sale of real estate properties	Shanghai, China	60.0	60.0
DH	Shanghai Ding Qi Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Wei Real Estate Development Co., Ltd.	Engaged in the management of properties, parking lot business and leasing of properties for shopping center	Shanghai, China	100.0	100.0
	Shanghai Ding Yu Real Estate Development Co., Ltd.	Engaged in the management of properties, parking lot business and leasing of properties for shopping center	Shanghai, China	100.0	100.0
	Kun Shan Ding Hong Real Estate Development Co., Ltd.	Engaged in the development, construction and leasing of properties for shopping center	Kun Shan, China	100.0	100.0

Name of Investor	Name of Investee	Main Businesses	Establishment and Operating Location	Percentage of Ownership (%)
				December 31
				2023	2024

	Shanghai Ding Xu Property Management Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Yao Estate Development Co., Ltd.	Engaged in the management of real estate properties	Shanghai, China	100.0	100.0
	Shanghai Ding Fan Business Management Co., Ltd.	Engaged in the management of commercial complex services and department store trading	Shanghai, China	100.0	100.0
ASE Corporation	ASE Mauritius Inc.	Holding company	Mauritius	100.0	100.0
	ASE Labuan Inc.	Holding company	Malaysia	100.0	100.0
ASE Mauritius Inc.	ASEMTL	Engaged in the production of substrates	Shanghai, China	91.5	91.5
	ASEEMSH	Engaged in the leasing of properties and buildings, and was spun off from ASEMTL in November 2023	Shanghai, China	91.5	91.5
ASE Labuan Inc.	ASE Electronics Inc.	Engaged in the production of substrates	R.O.C.	100.0	100.0
ASEMTL	Advanced Semiconductor Engineering (HK) Limited	Trading company	Hong Kong	100.0	100.0
	Universal Scientific Industrial (Shanghai) Co., Ltd. (“USISH”)	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	0.8	0.8
ASEEMSH	DH	Engaged in the development, construction and sale of real estate properties (spun off from ASEMTL in November 2023)	Shanghai, China	40.0	40.0
ASEPCAYMAN	Cyland Corp.	Engaged in the leasing of real estate	Philippines	-	39.8
USIINC	Huntington Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0
Huntington Holdings International Co., Ltd.	Unitech Holdings International Co., Ltd.	Holding company	British Virgin Islands	100.0	100.0
	Real Tech Holdings Limited	Holding company	British Virgin Islands	100.0	100.0
	Universal ABIT Holding Co., Ltd.	In the process of liquidation	British Cayman Islands	100.0	100.0
Real Tech Holdings Limited	USI Enterprise Limited (“USIE”)	Engaged in the service of investment advisory and warehousing management	Hong Kong	100.0	100.0
USIE	USISH	Engaged in the designing, manufacturing and sales of electronic components	Shanghai, China	77.0	77.1
USISH	Universal Global Technology Co., Limited	Holding company	Hong Kong	100.0	100.0
	Universal Global Technology (Kunshan) Co., Ltd. (“UGKS”)	Engaged in the designing and manufacturing of electronic components	Kun Shan, China	100.0	100.0
	Universal Global Technology (Shanghai) Co., Ltd.	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology	Shanghai, China	100.0	100.0
	Universal Global Electronics (Shanghai) Co., Ltd.	Engaged in the sales of electronic components and telecommunications equipment	Shanghai, China	100.0	100.0
	USI Electronics (Shenzhen) Co., Ltd. (“USISZ”)	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0
	Universal Global Technology (Huizhou) Co., Ltd.	Engaged in the research and manufacturing of new electronic applications, communications, computers and other electronics products and also provided auxiliary technical services as well as import and export services	Huizhou, China	100.0	100.0
	FINANCIERE AFG (“FAFG”)	Holding company	France	10.4	10.4
Universal Global Technology Co., Limited	Universal Global Industrial Co., Limited	Engaged in manufacturing, trading and investing activity	Hong Kong	100.0	100.0
	Universal Global Scientific Industrial Co., Ltd. (“UGTW”)	Engaged in the manufacturing of components of telecommunication and cars and provision of related R&D services	R.O.C.	100.0	100.0
	USI America Inc.	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service	U.S.A.	100.0	100.0
	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	100.0	100.0
	USI Japan Co., Ltd.	Engaged in the manufacturing and sales of computer peripherals, integrated chip and other related accessories	Japan	100.0	100.0

Name of Investor	Name of Investee	Main Businesses	Establishment and Operating Location	Percentage of Ownership (%)
				December 31
				2023	2024

	USISZ	Engaged in the design, manufacturing and sales of motherboards and computer peripherals	Shenzhen, China	50.0	50.0
	Universal Global Electronics Co., Ltd. (“UGHK”)	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory (disposed to ASTEELFLASH HONG KONG LIMITED in January 2024)	Hong Kong	100.0	-
	Universal Scientific Industrial (France)	Engaged in investing activities	France	100.0	100.0
	UNIVERSAL SCIENTIFIC INDUSTRIAL VIETNAM COMPANY LIMITED	Engaged in IC assembly for wearable devices	Vietnam	100.0	100.0
	Universal Ample Technology Co., Limited	Holding company, and was established in May 2023	Hong Kong	75.1	75.1
Universal Global Industrial Co., Limited	Universal Scientific Industrial De Mexico S.A. De C.V.	Engaged in the assembling of motherboards and computer components	Mexico	(Note 1)	(Note 1)
UGTW	Universal Scientific Industrial Co., Ltd.	Engaged in the manufacturing, processing and sales of computers, computer peripherals and related accessories	R.O.C.	100.0	100.0
Universal Global Electronics (Shanghai) Co., Ltd.	USI Science and Technology (Shenzhen) Co., Ltd.	Engaged in the design of electronic components, service of technical advisory; wholesale of electronic components and communication peripherals as well as business in import and export of goods and management of properties	Shenzhen, China	100.0	100.0
Universal Ample Technology Co., Limited	Hirschmann Mobility Holding GmbH (renamed in January 2024, formerly named as setus 80.GmbH)	Holding company	Germany	100.0	100.0
Hirschmann Mobility Holding GmbH	Hirschmann Car Communication Holding S.a.r.l. (“Hirschmann”)	Holding company	Luxembourg	100.0	100.0
Hirschmann	Hirschmann Car Communication GmbH	Engaged in the research and development, manufacturing and sales of PCBAs and tuners	Germany	100.0	100.0
	Hirschmann Car Communication Kft.	Engaged in the manufacturing and sales of antennas, RF amplifiers, connectors and wave straps	Hungary	100.0	100.0
	Hirschmann Car Communication, Inc.	Engaged in the research and development, and sales marketing	U.S.A.	100.0	100.0
Hirschmann Car Communication GmbH	Hirschmann Car Communication S.A.S.	Engaged in the research and development, and sales marketing	France	100.0	100.0
	Hirschmann Car Communication (Shanghai) Co., Ltd.	Engaged in the sales of antennas, RF amplifiers and wave straps, PCBs, and tuners	Shanghai, China	100.0	100.0
Universal Scientific Industrial (France)	FAFG	Holding company	France	89.6	89.6
FAFG	MANUFACTURING POWER TUNISIA	Engaged in the design and manufacturing of electronic components	Tunisia	99.9	99.9
	ASTEELFLASH MEXICO S.A. de C.V.	Engaged in the design and manufacturing of electronic components	Mexico	99.9	99.9
	ASTEELFLASH (BEDFORD) LIMITED	Engaged in the design and manufacturing of electronic components	United Kingdom	100.0	100.0
	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	99.9	99.9
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	100.0	100.0
	ASTEELFLASH HONG KONG LIMITED	Holding company	Hong Kong	100.0	100.0
	Asteelflash Holding GmbH. (renamed in January 2024, formerly named as ASTEELFLASH GERMANY GmbH)	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	ASTEELFLASH US HOLDING CORP.	Holding company	U.S.A.	100.0	100.0
	AFERH TUNISIE	Engaged in the management, training and consulting of human resources	Tunisia	0.5	0.5

Name of Investor	Name of Investee	Main Businesses	Establishment and Operating Location	Percentage of Ownership (%)
				December 31
				2023	2024

	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia	0.1	0.1
	ASTEELFLASH PLZEN S.R.O.	Engaged in the design and manufacturing of electronic components	Czech Republic	100.0	100.0
ASTEELFLASH (BEDFORD) LIMITED	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH TECHNOLOGIE	ASTEELFLASH FRANCE	Engaged in the design and manufacturing of electronic components	France	(Note 1)	(Note 1)
ASTEELFLASH FRANCE	ASTEEL ELECTRONICS MANUFACTURING SERVICES	Engaged in the design and manufacturing of electronic components	Tunisia	99.9	99.9
	ASTEELFLASH TECHNOLOGIE	Engaged in projection of plastic and the design and manufacturing of industrial components	France	100.0	100.0
	ASTEELFLASH BRETAGNE	Engaged in the design and manufacturing of electronic components (liquidation completed in January 2024)	France	100.0	-
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
	AFERH TUNISIE	Engaged in the management, training and consulting of organization and human resources	Tunisia	99.5	99.5
	ASTEELFLASH MEXICO S.A. de C.V.	Engaged in the design and manufacturing of electronic components	Mexico	0.1	0.1
	MANUFACTURING POWER TUNISIA	Engaged in the design and manufacturing of electronic components	Tunisia	0.1	0.1
ASTEELFLASH HONG KONG LIMITED	Asteelflash Suzhou Co., Ltd.	Engaged in the design and manufacturing of electronic components	Suzhou, China	100.0	100.0
	UGHK	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory (acquired from Universal Global Technology Co., Limited in January 2024)	Hong Kong	-	100.0
UGHK	Universal Scientific Industrial Poland Sp. z o.o.	Engaged in the design and manufacturing of electronic components and new electronic applications	Poland	100.0	100.0
Asteelflash Suzhou Co., Ltd.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
Asteelflash Holding GmbH.	ASTEELFLASH Germany GmbH. (renamed in January 2024, formerly named as ASTEELFLASH HERSFELD GmbH)	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	ASTEELFLASH DESIGN SOLUTIONS HAMBURG GmbH	Engaged in the design and manufacturing of electronic components	Germany	100.0	100.0
	EN ELECTRONICNETWORK SRL	Engaged in the design and manufacturing of electronic components	Romania	100.0	100.0
	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH MEXICO S.A. de C.V.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
ASTEELFLASH US HOLDING CORP.	ASTEELFLASH USA CORP.	Engaged in the design and manufacturing of electronic components	U.S.A.	100.0	100.0
ASTEELFLASH USA CORP.	ASTEELFLASH TUNISIE S.A.	Engaged in the design and manufacturing of electronic components	Tunisia	(Note 1)	(Note 1)
SPIL	SPIL (B.V.I.) Holding Limited	Engaged in investing activities	British Virgin Islands	100.0	100.0
	Siliconware Precision Malaysia Sdn. Bhd.	Engaged in the assembly and testing, and was established in September 2023	Malaysia	100.0	100.0

Name of Investor	Name of Investee	Main Businesses	Establishment and Operating Location	Percentage of Ownership (%)
				December 31
				2023	2024

SPIL (B.V.I.) Holding Limited	Siliconware USA, Inc.	Engaged in marketing activities	U.S.A.	100.0	100.0
	SPIL (Cayman) Holding Limited	Engaged in investing activities	British Cayman Islands	100.0	100.0
SPIL (Cayman) Holding Limited	Siliconware Technology (Suzhou) Limited	Engaged in the packaging and testing of semiconductors	Suzhou, China	100.0	100.0
Note 1:	The number of shares held was 1 share and the percentage of ownership was less than 0.1%.